DEPOSITS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
DEPOSITS
Beginning balance	$ 2,128,000	$ 2,208,000
Acquired upon closing of QuestEx Transaction (Note 8)		225,000
Additions	650,000	277,000
Reclassified to capital assets	(151,000)
Refunded	(525,000)	(582,000)
Ending balance	2,102,000	2,128,000
Total surety amount	20,901,000	15,760,000
Reclamation deposits
DEPOSITS
Beginning balance	1,740,000	2,107,000
Acquired upon closing of QuestEx Transaction (Note 8)		201,000
Additions	11,000
Refunded	(516,000)	(568,000)
Ending balance	1,235,000	1,740,000
Office and administrative
DEPOSITS
Beginning balance	388,000	101,000
Acquired upon closing of QuestEx Transaction (Note 8)		24,000
Additions		277,000
Reclassified to capital assets	(151,000)
Refunded	(9,000)	(14,000)
Ending balance	228,000	$ 388,000
E&E assets
DEPOSITS
Additions	639,000
Ending balance	$ 639,000